Dec. 30, 2016

THE AB PORTFOLIOS

-AB Conservative Wealth Strategy

(the “Fund”)

Supplement dated August 17, 2017 to the Prospectus dated December 30, 2016, as revised July 14, 2017, and Summary Prospectus dated July 14, 2017 (the “Prospectuses”) of AB Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares.

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The information regarding the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index in the Performance Table under “Bar Chart and Performance Information” is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index** (reflects no deduction for fees, expenses, or taxes)	3.95%	3.59%	4.39%

**	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund’s investments.